Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Future Amortization Expense of Deferred Charges	The following is a summary of future amortization expense associated with deferred charges:

For the years ending December 31,
2017	$1,208
2018	1,208
2019	947
2020	816
2021	272
Total	$4,451

Estimated Useful Lives of Property, Plant and Equipment
Fixed assets other than plant facilities and buildings associated with productive, depletable properties are carried at historical cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Furniture and fixtures	7 years
Vehicles	5 years
Equipment	5-15 years
Rail spurs and asset retirement obligations	17-33 years
Rail and rail equipment	15-20 years
Transload facilities and equipment	15-25 years